LONG-TERM LOANS AND OTHER BORROWINGS - Bank loans (Details) Rp in Millions, RM in Millions, $ in Millions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MYR (RM)
Borrowings and other credit facilities
Current maturities	Rp (15,866,000)	$ (986)		Rp (10,276,000)
Long-term portion	25,518,000	1,585		27,773,000
Bank loans
Borrowings and other credit facilities
Total loans and other borrowings	36,450,000			32,362,000
Unamortized debt issuance cost	(109,000)			(102,000)
Total loans and other borrowings	36,341,000			32,260,000
Current maturities	(13,519,000)			(9,282,000)
Long-term portion	22,822,000			22,978,000
Bank loans | Third parties
Borrowings and other credit facilities
Total loans and other borrowings	20,507,000			21,263,000
Bank loans | BCA | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	9,755,000			10,170,000
Bank loans | DBS | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	4,800,000			1,500,000
Bank loans | Bank of China | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,900,000			1,400,000
Bank loans | Bank CIMB Niaga | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,710,000			2,110,000
Bank loans | Bank CIMB Niaga | U.S. Dollar
Borrowings and other credit facilities
Total loans and other borrowings	99,000	6		60,000	$ 4
Bank loans | Bank Permata | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,021,000			1,313,000
Bank loans | HSBC | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	1,000,000			625,000
Bank loans | Bank Danamon | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	110,000			273,000
Bank loans | Syndication of banks | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				2,500,000
Bank loans | Syndication of banks | U.S. Dollar
Borrowings and other credit facilities
Total loans and other borrowings	60,000	$ 4		160,000	$ 10
Bank loans | PT Bank ANZ Indonesia ("Bank ANZ") | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	22,000			110,000
Bank loans | BJB | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				500,000
Bank loans | MUFG | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings				500,000
Bank loans | Other | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	3,000			13,000
Bank loans | Other | Malaysian ringgit
Borrowings and other credit facilities
Total loans and other borrowings	27,000		RM 7	29,000		RM 9
Bank loans | Related parties
Borrowings and other credit facilities
Total loans and other borrowings	15,943,000			11,099,000
Bank loans | Bank Mandiri
Borrowings and other credit facilities
Current maturities	(13,000)
Bank loans | Bank Mandiri | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	6,355,000			3,453,000
Bank loans | BNI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	6,030,000			6,182,000
Bank loans | BSI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	2,083,000			509,000
Bank loans | BRI | Rupiah
Borrowings and other credit facilities
Total loans and other borrowings	Rp 1,475,000			Rp 955,000